Supply Arrangement	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Collaborative Arrangement Disclosure [Text Block]
I.	Supply Arrangement

As of
December 31, 2019
and
2018
,
the Company has
one
manufacturing arrangement that involves
potential future expenditures related to research and development.

In
November 2009,
the Company entered into a supply agreement (the “
Supply Agreement”) with Johnson Matthey Inc. (“JMI”) whereby JMI has agreed to supply the Company with all of the benzhydrocodone necessary for clinical trials and commercial sale for a price equal to JMI’s manufacturing cost and to provide process optimization and development services for benzhydrocodone. The Company’s FDA-approved drug, APADAZ, contains benzhydrocodone. Expense of
$3.2
 million and
$3.6
million was recorded under this agreement for the year ended
December 31, 2019
, respectively. The Company must purchase all of its U.S. benzhydrocodone needs from JMI and JMI cannot supply benzhydrocodone to other companies. The term of the Supply Agreement extends as long as the Company holds a valid and enforceable patent for benzhydrocodone or until the tenth
anniversary of a commercial launch of a FDA-approved drug incorporating benzhydrocodone, whichever date is later. Upon the expiration of such term, the agreement will automatically renew for a period of two
years unless either party provides
12
months prior notice of its intent
not
to renew. Under the agreement, JMI will receive a tiered-based royalty share on the net sales on the commercial sale of a FDA-approved drug incorporating benzhydrocodone.
No
reliable estimate of the future payments can be made at this time.